ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Payroll and welfare benefit	$ 2,918	$ 3,203
Other taxes and surcharges payable	7,945	7,931
Amounts payable to sales and marketing agents	21,181	25,909
Interest payables	691	6,080
Utility and property management payables	7,337	7,444
Construction payables	1,436	1,497
Payables of decoration services	680	1,096
Deposits for rental	3,189	2,708
Lease liability, current	748	1,228
Customers's refundable fees	6,385	6,032
Others	1,706	3,730
Accrued expenses and other liabilities	$ 54,216	$ 66,858